UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 December 31, 2011
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   15350 N. Florida Ave
	   Tampa, FL 33613


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  2/10/2012
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      105
                                        --------------

Form 13F Information Table Value Total:   65,309.50
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Aflac Inc				CS	001055102	237.54 	5,491 	    SH		SOLE	N/A	 5,491
Agrium Inc Isin #ca00			CS	008916108	207.44 	3,091 	    SH		SOLE	N/A	 3,091
Alexion Pharm Inc.			CS	015351109	597.67 	8,359 	    SH		SOLE	N/A	 8,359
American Cap Agy Corp Com		CS	02503X105	531.81 	18,939 	    SH		SOLE	N/A	 18,939
American Express Co			CS	025816109	481.56 	10,209 	    SH		SOLE	N/A	 10,209
Annaly Capital Management		CS	035710409	207.03 	12,972 	    SH		SOLE	N/A	 12,972
Ansys Inc				CS	03662Q105	260.17 	4,542 	    SH		SOLE	N/A	 4,542
Apple Inc				CS	037833100     2,522.75 	6,229 	    SH		SOLE	N/A	 6,229
Arm Holdings Plc Adseach Rep 3		CS	042068106	510.87 	18,463 	    SH		SOLE	N/A	 18,463
At&T Inc Com				CS	00206R102	284.85 	9,419 	    SH		SOLE	N/A	 9,419
Bed Bath & Beyond Inc			CS	075896100	454.95 	7,848 	    SH		SOLE	N/A	 7,848
Biogen Idec Inc				CS	09062X103	526.04 	4,780 	    SH		SOLE	N/A	 4,780
Buckeye Partners L Punit Ltd P		CS	118230101	361.81 	5,655 	    SH		SOLE	N/A	 5,655
Cardiovascular Sys Inc Del Co		CS	141619106	128.05 	13,000 	    SH		SOLE	N/A	 13,000
Celgene Corp				CS	151020104	852.30 	12,608 	    SH		SOLE	N/A	 12,608
Cgi Group Inc Class A Sub Vtg		CS	39945C109	219.89 	11,665 	    SH		SOLE	N/A	 11,665
Chevron Corp New			CS	166764100	974.09 	9,155 	    SH		SOLE	N/A	 9,155
Chipotle Mexican Grill Inc		CS	169656105	950.74 	2,815 	    SH		SOLE	N/A	 2,815
Cognizant Tech Solutions		CS	192446102	253.57 	3,943 	    SH		SOLE	N/A	 3,943
Companhia De Bebidasspons Adr		CS	20441W203	225.73 	6,255 	    SH		SOLE	N/A	 6,255
Compania De Minas Buenaventu		CS	204448104	207.31 	5,407 	    SH		SOLE	N/A	 5,407
Conagra Foods Inc			CS	205887102	508.91 	19,277 	    SH		SOLE	N/A	 19,277
Concho Res Inc				CS	20605P101	485.72 	5,181 	    SH		SOLE	N/A	 5,181
Continental Res Inc Okla Com		CS	212015101     1,035.87 	15,528 	    SH		SOLE	N/A	 15,528
Credicorp Ltd				CS	G2519Y108	215.66 	1,970 	    SH		SOLE	N/A	 1,970
Ctrip Com Intl Ltd American D		CS	22943F100	214.81 	9,180 	    SH		SOLE	N/A	 9,180
Digital Rlty Tr Inc Com			CS	253868103	246.88 	3,703 	    SH		SOLE	N/A	 3,703
Directv Group Inc			CS	25490A101	469.42 	10,978 	    SH		SOLE	N/A	 10,978
Dolby Laboratories Inc Cl A		CS	25659T107	222.17 	7,282 	    SH		SOLE	N/A	 7,282
Dollar Tree Inc Com			CS	256746108     1,261.86 	15,183 	    SH		SOLE	N/A	 15,183
Ebay Inc				CS	278642103	273.76 	9,026 	    SH		SOLE	N/A	 9,026
Ecolab Inc				CS	278865100	468.49 	8,104 	    SH		SOLE	N/A	 8,104
Empresa Nacional De Electricid		CS	29244T101	205.92 	4,643 	    SH		SOLE	N/A	 4,643
Entergy Corp New			CS	29364G103	799.02 	10,938 	    SH		SOLE	N/A	 10,938
Exelon Corp				CS	30161N101	497.45 	11,470 	    SH		SOLE	N/A	 11,470
Exxon Mobil Corp			CS	30231G102	802.17 	9,464 	    SH		SOLE	N/A	 9,464
Family Dollar Store Inc			CS	307000109	243.38 	4,221 	    SH		SOLE	N/A	 4,221
Fastenal Co				CS	311900104	590.96 	13,551 	    SH		SOLE	N/A	 13,551
Fmc Technologies Inc			CS	30249U101	293.43 	5,618 	    SH		SOLE	N/A	 5,618
Fomento Economico Mexicano S		CS	344419106	218.40 	3,133 	    SH		SOLE	N/A	 3,133
Genuine Parts Co			CS	372460105	223.32 	3,649 	    SH		SOLE	N/A	 3,649
Gilead Sciences Inc			CS	375558103	315.65 	7,712 	    SH		SOLE	N/A	 7,712
Google Inc Cl A				CS	38259P508	691.11 	1,070 	    SH		SOLE	N/A	 1,070
Hansen Natural Corp			CS	411310105     1,221.59 	13,258 	    SH		SOLE	N/A	 13,258
Health Care Ppty Invs Inc		CS	40414L109	260.30 	6,283 	    SH		SOLE	N/A	 6,283
Hormel George A & Co			CS	440452100	210.83 	7,198 	    SH		SOLE	N/A 	 7,198
Ihs Inc Com Cl A			CS	451734107	730.03 	8,473 	    SH		SOLE	N/A	 8,473
Imperial Oil Ltd Com New		CS	453038408	555.24 	12,483 	    SH		SOLE	N/A	 12,483
Intel Corp				CS	458140100	444.72 	18,339 	    SH		SOLE	N/A 	 18,339
Intl Business Mach			CS	459200101	703.93 	3,828 	    SH		SOLE	N/A	 3,828
Intuitive Surgical Inc Com Ne		CS	46120E602	817.21 	1,765 	    SH		SOLE	N/A	 1,765
Ishares Silver Tr Ishares		ETF	46428Q109	594.03 	22,050 	    SH		SOLE	N/A	 22,050
Ishares Tr S&P U S Pfd Stk In		ETF	464288687     5,910.04 	165,919     SH		SOLE	N/A	 165,919
Johnson & Johnson			CS	478160104	371.22 	5,661 	    SH		SOLE	N/A	 5,661
Jpmorgan Chase & Co Alerian Ml		ETN	46625H365     7,072.63 	181,489     SH		SOLE	N/A	 181,489
Kansas City Southern			CS	485170302	245.04 	3,603 	    SH		SOLE	N/A	 3,603
Kinder Morgan Energypartners L		CS	494550106	530.09 	6,240 	    SH		SOLE	N/A	 6,240
Kla-Tencor Corp Frmly Kla		CS	482480100	658.76 	13,653 	    SH		SOLE	N/A	 13,653
Lincoln National Corp Ind		CS	534187109	211.93 	10,913 	    SH		SOLE	N/A	 10,913
Macy's Inc				CS	55616P104	403.12 	12,527 	    SH		SOLE	N/A	 12,527
Mastercard Inc Cl A			CS	57636Q104	517.47 	1,388 	    SH		SOLE	N/A	 1,388
Mcdonalds Corp				CS	580135101	323.00 	3,219 	    SH		SOLE	N/A	 3,219
Microsoft Corp				CS	594918104	513.07 	19,764 	    SH		SOLE	N/A	 19,764
National Oilwell Varco Inc		CS	637071101	369.67 	5,437 	    SH		SOLE	N/A	 5,437
Netease Com Inc				CS	64110W102     1,167.45 	26,030 	    SH		SOLE	N/A	 26,030
Netflix Com Inc Com			CS	64110L106	209.19 	3,019 	    SH		SOLE	N/A	 3,019
Newmont Mng Corp Hldg Co		CS	651639106	701.95 	11,697 	    SH		SOLE	N/A	 11,697
Novo Nordisk A/S Adr Fmly Nov		CS	670100205	497.58 	4,317 	    SH		SOLE	N/A	 4,317
O Reilly Automotive Inc			CS	67103H107	504.96 	6,316 	    SH		SOLE	N/A	 6,316
Occidental Petroleumcorp		CS	674599105	584.97 	6,243 	    SH		SOLE	N/A	 6,243
Oceaneering Intl Inc			CS	675232102	472.97 	10,253 	    SH		SOLE	N/A	 10,253
Oneok Partners L P Unit Ltd P		CS	68268N103	806.28 	13,964 	    SH		SOLE	N/A	 13,964
Oracle Corporation			CS	68389X105	222.10 	8,659 	    SH		SOLE	N/A	 8,659
Panera Bread Company Cl A		CS	69840W108	497.76 	3,519 	    SH		SOLE	N/A	 3,519
Perrigo Co				CS	714290103	255.51 	2,626 	    SH		SOLE	N/A	 2,626
Philip Morris Intl Inc Com		CS	718172109     1,150.44 	14,659 	    SH		SOLE	N/A	 14,659
Posco Spon Adr				CS	693483109	216.66 	2,639 	    SH		SOLE	N/A	 2,639
Ppl Corp				CS	69351T106	504.08 	17,134 	    SH		SOLE	N/A	 17,134
Precision Castparts Corp		CS	740189105	212.25 	1,288 	    SH		SOLE	N/A	 1,288
Procter & Gamble Co			CS	742718109	295.39 	4,428 	    SH		SOLE	N/A	 4,428
Rackspace Hosting Inc Com		CS	750086100	235.01 	5,464 	    SH		SOLE	N/A	 5,464
Randgold Resources Ads Each R		CS	752344309	229.93 	2,252 	    SH		SOLE	N/A	 2,252
Resmed Inc				CS	761152107	215.60 	8,488 	    SH		SOLE	N/A	 8,488
Ross Stores Inc				CS	778296103	506.00 	10,646 	    SH		SOLE	N/A	 10,646
Sandisk Corp				CS	80004C101	746.47 	15,169 	    SH		SOLE	N/A	 15,169
Shire Plc Spons Adr			CS	82481R106	548.90 	5,283 	    SH		SOLE	N/A	 5,283
Sigma Aldrich Corp			CS	826552101	210.18 	3,365 	    SH		SOLE	N/A	 3,365
Simon Ppty Grp Inc			CS	828806109	247.69 	1,921 	    SH		SOLE	N/A	 1,921
Smith & Nephew Plc Spons Adr		CS	83175M205	217.59 	4,519 	    SH		SOLE	N/A	 4,519
Spdr Ser Tr Lehman Intl Treas		ETF	78464A516	898.01 	15,264 	    SH		SOLE	N/A	 15,264
Sprint Nextel Corp Fon Shs		CS	852061100	 23.40 	10,000 	    SH		SOLE	N/A	 10,000
Starbucks Corp				CS	855244109	832.83 	18,101 	    SH		SOLE	N/A	 18,101
Streettracks Gold Trgold Shs		CS	78463V107	368.12 	2,422 	    SH		SOLE	N/A	 2,422
Suntrust Banks Inc			CS	867914103	288.69 	16,310 	    SH		SOLE	N/A	 16,310
Tim Hortons Inc Com Npv			CS	88706M103	713.86 	14,743 	    SH		SOLE	N/A	 14,743
Tractor Supply Co			CS	892356106	262.29 	3,739 	    SH		SOLE	N/A	 3,739
Trimble Nav Ltd				CS	896239100	478.96 	11,036 	    SH		SOLE	N/A	 11,036
Ulta Salon Cosmetics			CS	90384S303	210.67 	3,245 	    SH		SOLE	N/A	 3,245
Union Pacific Corp			CS	907818108	630.98 	5,956 	    SH		SOLE	N/A	 5,956
Verizon Communicat			CS	92343V104	438.57 	10,932 	    SH		SOLE	N/A	 10,932
Visa Inc Com Cl A			CS	92826C839	262.86 	2,589 	    SH		SOLE	N/A	 2,589
Wabtec					CS	929740108	284.42 	4,066 	    SH		SOLE	N/A	 4,066
Wisdomtree Tr Divid Ex F		ETF	97717W406     3,515.37 	67,603 	    SH		SOLE	N/A	 67,603
Xilinx Inc				CS	983919101	484.52 	15,113 	    SH		SOLE	N/A	 15,113
Ypf Sociedad Anonimaspons Adr-		CS	984245100	214.60 	6,188 	    SH		SOLE	N/A	 6,188
